Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morningstar Funds Trust
Entity Central Index Key	0001699360
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Morningstar U.S. Equity Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar U.S. Equity Fund
Class Name	Institutional
Trading Symbol	MSTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar U.S. Equity Fund	$ 46	0.84%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 1,861,719,565
Holdings Count | Holding	393
Investment Company, Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,861,719,565
Total number of portfolio holdings	393
Portfolio turnover rate	146%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	95.1%
Investment Companies	3.8%
Other less than 2% each	1.4%
Sector Allocation

Morningstar International Equity Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar International Equity Fund
Class Name	Institutional
Trading Symbol	MSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar International Equity Fund	$ 54	0.99%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher .

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 1,011,113,503
Holdings Count | Holding	406
Investment Company, Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,011,113,503
Total number of portfolio holdings	406
Portfolio turnover rate	169%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	96.8%
Short-Term Investments	3.4%
Other less than 2% each	1.1%
Sector Allocation
Region Diversification

Morningstar Global Income Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Global Income Fund
Class Name	Institutional
Trading Symbol	MSTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Inv estment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Global Income Fund	$ 38	0.73%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 140,727,863
Holdings Count | Holding	523
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 140,727,863
Total number of portfolio holdings	523
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type
All
ocation
Common Stocks	45.9%
Investment Companies	19.2%
Corporate Bonds	8.8%
Short-Term Investments	6.7%
Mortgage-Backed Securities	6.6%
Term Loans	5.1%
Foreign Issuer Bonds	5.0%
Asset-Backed Securities	3.6%
Master Limited Partnerships	2.2%
Other less than 2% each	0.1%
Sector Allocation
Region Diversification

Morningstar Total Return Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Total Return Bond Fund
Class Name	Institutional
Trading Symbol	MSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Total Return Bond Fund	$ 27	0.53%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 967,353,180
Holdings Count | Holding	1,875
Investment Company, Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 967,353,180
Total number of portfolio holdings	1,875
Portfolio turnover rate	203%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type A
llo
cation
Investment Companies	33.5%
Mortgage-Backed Securities	30.2%
Corporate Bonds	15.0%
U.S. Government Obligations	14.4%
Asset-Backed Securities	8.4%
Short-Term Investments	5.2%
Foreign Issuer Bonds	5.0%
Other less than 2% each	(1.0) %
Sector Allocation

Morningstar Municipal Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Municipal Bond Fund
Class Name	Institutional
Trading Symbol	MSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Mu n icipal Bond Fund	$ 30	0.58%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 333,635,410
Holdings Count | Holding	780
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 333,635,410
Total number of portfolio holdings	780
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	89.5%
Short-Term Investments	10.7%
Municipal Issue Type Allocation

Morningstar Defensive Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Defensive Bond Fund
Class Name	Institutional
Trading Symbol	MSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Defen si ve Bond Fund	$ 25	0.48%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 116,493,642
Holdings Count | Holding	217
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 116,493,642
Total number of portfolio holdings	217
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	53.9%
Mortgage-Backed Securities	25.0%
Asset-Backed Securities	7.5%
Short-Term Investments	5.9%
U.S. Government Obligations	4.6%
Corporate Bonds	2.8%
Other less than 2% each	1.7%
Sector Allocation

Morningstar Multisector Bond Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Multisector Bond Fund
Class Name	Institutional
Trading Symbol	MSTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Mu lti sector Bond Fund	$ 41	0.79%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 185,092,833
Holdings Count | Holding	1,277
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 185,092,833
Total number of portfolio holdings	1,277
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allo
cation
Corporate Bonds	44.2%
Foreign Issuer Bonds	41.8%
Short-Term Investments	6.4%
Term Loans	2.7%
Other less than 2% each	4.2%
Sector Allocation
Region Diversification

Morningstar Global Opportunistic Equity Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Global Opportunistic Equity Fund
Class Name	Institutional
Trading Symbol	MSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$ 39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 338,972,840
Holdings Count | Holding	214
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 338,972,840
Total number of portfolio holdings	214
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund,
representing
a

percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	57.0%
Common Stocks	40.2%
Short-Term Investments	5.3%
Preferred Stocks	1.0%
Sector Allocation
Region Diversification

Morningstar Alternatives Fund - Institutional
Shareholder Report [Line Items]
Fund Name	Morningstar Alternatives Fund
Class Name	Institutional
Trading Symbol	MSTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar . You can also request this information by contacting us at 877-626-3224 .
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Co st o f a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment 1
Morningstar Alternatives Fund	$ 69	1.36%
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 232,899,397
Holdings Count | Holding	2,267
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 232,899,397
Total number of portfolio holdings	2,267
Portfolio turnover rate	113%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Contracts for Difference - Long	26.8%
Common Stocks	25.0%
Convertible Bonds	21.2%
Short-Term Investments	18.6%
Corporate Bonds	16.3%
Mortgage-Backed Securities	14.1%
Convertible Preferred Stocks	3.3%
Foreign Issuer Bonds	2.5%
Other less than 2% each	2.7%
Common Stocks Sold Short	(16.3) %
Contracts for Difference - Short	(22.5) %
Sector Allocation

[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.